Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Summary of Income Tax Expense (Benefit)
An analysis of the Group’s Income tax expense for periods presented is set out below:

	2023	2022	2021
	(in € millions)
Current tax expense
Current year	61	82	37
Changes in estimates in respect to prior year	(9)	13	2
	52	95	39
Deferred tax (benefit)/expense
Temporary differences	(115)	(158)	5
Change in recognition of deferred tax	92	124	241
Change in tax rates	(1)	—	(1)
Changes in estimates in respect to prior years	(1)	(1)	(1)
	(25)	(35)	244
Income tax expense	27	60	283

Summary of Reconciliation Between Reported Tax Expense and Theoretical Tax Expense Income Before Taxes
A reconciliation between the Income tax expense for the year, and the theoretical tax expense that would arise when applying the statutory tax rate in Luxembourg of 24.94% to the consolidated loss before tax for each of the years ended December 31, 2023, 2022, and 2021 is shown in the table below:

	2023	2022	2021
	(in € millions)
(Loss)/income before tax	(505)	(370)	249
Tax using the Luxembourg tax rate	(126)	(93)	62
Effect of tax rates in foreign jurisdictions	1	(11)	1
Permanent differences	69	23	(35)
Change in unrecognized deferred taxes	92	124	239
Adjustments in respect of previous years	(10)	12	1
Foreign withholding taxes	2	2	12
Other	(1)	3	3
Income tax expense	27	60	283

Schedule of Major Components of Deferred Tax Assets and Liabilities
The major components of deferred tax assets and liabilities are comprised of the following:

	2023	2022
	(in € millions)
Intangible assets	(52)	(50)
Share-based compensation	14	18
Tax losses carried forward	97	93
Property and equipment	32	19
Unrealized gains	(117)	(130)
Lease right-of-use asset	(69)	(99)
Lease liability	105	137
Accrued expenses and other liabilities	1	14
Other	9	1
Net deferred tax assets	20	3
Note: prior period balances have changed to conform with current year classification.

Summary of Reconciliation of Net Deferred Tax
A reconciliation of net deferred tax is shown in the table below:

	2023	2022	2021
	(in € millions)
At January 1	3	13	15
Movement recognized in consolidated statement of operations	25	36	(240)
Movement recognized in consolidated statement of changes in equity and other comprehensive income	(8)	(32)	239
Movement due to acquisition	—	(14)	(1)
At December 31	20	3	13

Summary of Deferred Tax Reconciliation to Balance Sheet

Reconciliation to consolidated statement of financial position	2023	2022
	(in € millions)
Deferred tax assets	28	8
Deferred tax liabilities	8	5

Summary of Deferred Tax Assets Unrecognized
Deferred tax assets have not been recognized in respect of the following items, because it is not probable that future taxable profit will be available against which entities within the Group can realize the benefits.

	2023	2022
	(in € millions)
Intangible assets	66	32
Share-based compensation	106	3
Tax losses carried forward	294	329
Tax credits carried forward	102	80
Capitalized research & development costs	187	106
Lease liability	28	12
Other	13	36
Total	796	598
Note: prior period balances have changed to conform with current year classification.

Schedule of Tax Loss and Credit Carry-forwards Expected to Expire
Tax losses and credit carry-forwards as at December 31, 2023 were expected to expire as follows:

Expected expiry	2024 - 2033	2034 and onwards	Unlimited	Total
	(in € millions)
Tax loss carry-forwards	117	339	1,574	2,030
Research and development credit carry-forward	—	102	—	102